Debt - Additional Information (Detail) $ in Millions, $ in Millions			12 Months Ended
	May 30, 2018 USD ($)	Apr. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Nov. 14, 2014 USD ($)	Oct. 01, 2013 USD ($)
Debt Instrument [Line Items]
Principal payments			0.25%		0.25%
Loss on debt extinguishment			$ (25.7)
Capitalization of financing costs			3.6
Write off of unamortized deferred financing costs			$ 0.5
Debt instrument, covenant description			The 2018 Senior Secured Credit Facility documents contain a requirement that Ceridian maintain a ratio of adjusted first lien debt to Credit Facility EBITDA below specified levels on a quarterly basis; however, such requirement is applicable only if more than 35% of the 2018 Revolving Credit Facility is drawn. As of December 31, 2018, no portion of the 2018 Revolving Credit Facility was drawn.
Fair value of our indebtedness			$ 649.5	$ 1,154.1
Canada [Member]
Debt Instrument [Line Items]
Issuance of letters of credit					$ 7.0	$ 7.0
Letters of credit outstanding			5.1	5.6	$ 7.0	$ 7.0
Previously Reported [Member]
Debt Instrument [Line Items]
Loss on debt extinguishment		$ (7.1)
Discontinued Operations [Member]
Debt Instrument [Line Items]
Proceeds from divesture of business			0.3	25.9
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Available capacity for letters of credit			$ 300.0	$ 130.0			$ 130.0
Line of credit maturity period			2019-09
2018 Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Available capacity for letters of credit		300.0
Term Debt [Member]
Debt Instrument [Line Items]
Debt instrument principal amount							$ 702.0
Term loan debt maturity period			2020-09
Debt instrument interest rate stated percentage			5.80%	5.10%	5.80%	5.10%
Interest rate description			The 2014 Term Debt had an interest rate of LIBOR plus 3.5%, subject to a 1.0% LIBOR floor.
Term debt, unamortized deferred financing cost				$ 5.4
Senior note, amortized interest rate				4.80%
Term Debt [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, variable interest rate				3.50%
LIBOR, floor rate				1.00%
2018 Term Debt [Member]
Debt Instrument [Line Items]
Debt instrument principal amount		$ 680.0
Debt instrument interest rate stated percentage			5.80%		5.80%
Interest rate description			Interest rate is reduced to LIBOR plus 3.00%
Term debt, unamortized deferred financing cost			$ 8.0
Senior note, amortized interest rate			5.30%
2018 Term Debt [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, variable interest rate			3.25%
Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument principal amount								$ 475.0
Loss on debt extinguishment			$ (18.6)
Debt instrument interest rate stated percentage			11.00%	11.00%	11.00%	11.00%
Senior note, amortized interest rate	11.45%
Write off of unamortized deferred financing costs	$ 5.5
Senior note, unamortized deferred financing cost	$ 6.2